                       [LOGO OF EXCELSIOR APPEARS HERE]



                       TAX-EXEMPT FIXED INCOME PORTFOLIOS


                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES.......................................   1
STATEMENTS OF OPERATIONS...................................................   2
STATEMENTS OF CHANGES IN NET ASSETS........................................   3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   4
PORTFOLIOS OF INVESTMENTS
  Tax-Exempt Money Fund....................................................   6
  Short-Term Tax-Exempt Securities Fund....................................  11
  Intermediate-Term Tax-Exempt Fund........................................  13
  New York Intermediate-Term Tax-Exempt Fund...............................  15
  Long-Term Tax-Exempt Fund................................................  17
  California Tax-Exempt Income Fund........................................  19
NOTES TO FINANCIAL STATEMENTS..............................................  24

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

                                                                          NEW YORK
                                            SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-               CALIFORNIA
                              TAX-EXEMPT    TAX-EXEMPT       TERM           TERM        LONG-TERM   TAX-EXEMPT
                                MONEY       SECURITIES    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT    INCOME
                                 FUND          FUND          FUND           FUND           FUND        FUND
                            --------------  -----------  -------------  -------------  ------------ -----------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $1,129,417,234  $38,509,908  $234,846,564   $119,295,415   $125,417,817 $26,148,656
                            ==============  ===========  ============   ============   ============ ===========
   Investments, at value
   (Note 1)...............  $1,129,417,234  $38,916,512  $246,748,400   $123,857,651   $131,883,200 $26,615,025
   Cash...................             --            40        16,523            383             42         --
   Interest receivable....       4,277,088      574,491     3,565,015      1,693,361      1,895,998     368,442
   Receivable for fund
   shares sold............             --           --         87,984         61,991        232,145     499,998
   Receivable due from
   investment adviser.....             --           --            --             --             --       36,232
   Prepaid expenses.......          14,678          479         3,296          1,383          1,564         197
   Unamortized
   organization
   costs (Note 5).........             --         1,078           --             --             --       25,172
                            --------------  -----------  ------------   ------------   ------------ -----------
   TOTAL ASSETS...........   1,133,709,000   39,492,600   250,421,218    125,614,769    134,012,949  27,545,066
  LIABILITIES:
   Payable for dividends
   declared...............       3,015,835      110,678       827,407        350,738        393,368      84,381
   Payable for fund shares
   redeemed...............             --         3,990        67,224          4,483        315,447     350,518
   Payable for investments
   purchased..............      12,000,000          --            --       7,864,383      4,936,800     225,983
   Investment advisory
   fees
   payable (Note 2).......         225,731       10,597        72,890         48,398         52,620         --
   Administration fees
   payable (Note 2).......         143,890        5,068        34,552         14,781         16,252       3,242
   Administrative service
   fees payable (Note 2)..          47,539        1,956        11,289          2,561          6,536       8,176
   Directors' fees payable
   (Note 2)...............          23,476          939         5,799          1,553            897         283
   Due to custodian bank..       2,046,013          --            --             --             --          --
   Accrued expenses and
   other payables.........          85,662       12,046        27,690         51,076         43,414      25,863
                            --------------  -----------  ------------   ------------   ------------ -----------
   TOTAL LIABILITIES......      17,588,146      145,274     1,046,851      8,337,973      5,765,334     698,446
                            --------------  -----------  ------------   ------------   ------------ -----------
  NET ASSETS..............  $1,116,120,854  $39,347,326  $249,374,367   $117,276,796   $128,247,615 $26,846,620
                            ==============  ===========  ============   ============   ============ ===========
  NET ASSETS consist of:
   Undistributed
   (distributions in
   excess of) net
   investment income......  $           13  $      (116) $        (46)  $        --    $     44,310 $       --
   Accumulated net
   realized gain (loss) on
   investments............        (130,061)    (649,326)   (2,473,497)    (1,492,080)     1,482,330        (233)
   Unrealized appreciation
   of investments.........             --       406,604    11,901,836      4,562,236      6,465,383     466,369
   Par value (Note 4).....       1,116,501        5,543        26,520         13,466         12,823       3,764
   Paid-in capital in
   excess of
   par value..............   1,115,134,401   39,584,621   239,919,554    114,193,174    120,242,769  26,376,720
                            --------------  -----------  ------------   ------------   ------------ -----------
  TOTAL NET ASSETS........  $1,116,120,854  $39,347,326  $249,374,367   $117,276,796   $128,247,615 $26,846,620
                            ==============  ===========  ============   ============   ============ ===========
  Shares of Common Stock
  Outstanding.............   1,116,500,963    5,543,443    26,519,772     13,465,590     12,823,101   3,763,593
  NET ASSET VALUE PER
  SHARE...................           $1.00        $7.10         $9.40          $8.71         $10.00       $7.13
                                     =====        =====         =====          =====         ======       =====

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                        NEW YORK
                                            SHORT-TERM  INTERMEDIATE- INTERMEDIATE-             CALIFORNIA
                               TAX EXEMPT   TAX-EXEMPT      TERM          TERM      LONG-TERM   TAX-EXEMPT
                                  MONEY     SECURITIES   TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT    INCOME
                                  FUND         FUND         FUND          FUND         FUND        FUND
                               -----------  ----------  ------------- ------------- ----------  ----------
  INVESTMENT INCOME:
   Interest income...........  $19,825,613  $  890,128   $ 6,124,809   $2,730,098   $3,051,791   $478,729
                               -----------  ----------   -----------   ----------   ----------   --------
  EXPENSES:
   Investment advisory fees
    (Note 2).................    1,334,494      61,168       431,349      279,807      290,147     53,867
   Administration fees (Note
    2).......................      816,710      31,196       188,561       85,621       88,785     16,483
   Administrative servicing
    fees (Note 2)............      259,352      10,493        53,542       12,423       30,099     35,692
   Shareholder servicing
    agent fees...............       13,750       5,746        10,530        5,700       14,656      4,534
   Custodian fees............      141,301       5,974        31,300       14,718       15,295      3,650
   Registration and filing
    fees.....................        9,710       6,999         6,705          --         3,652        496
   Legal and audit fees......       77,394       2,967        17,833        5,283        6,314      2,053
   Directors' fees and ex-
    penses (Note 2)..........       48,705       1,825        11,100        3,642        3,044        696
   Shareholder reports.......       18,099       1,133         6,851        3,421        2,111      6,993
   Amortization of
    organization costs (Note
    5).......................          --        2,093           --           --           --       3,153
   Miscellaneous expenses....       41,846       1,986         8,079        2,798        3,119      1,718
                               -----------  ----------   -----------   ----------   ----------   --------
   TOTAL EXPENSES............    2,761,361     131,580       765,850      413,413      457,222    129,335
   Fees waived by investment
    adviser and
    administrators (Note 2)..     (259,352)    (10,493)      (53,542)     (12,423)     (30,099)   (75,512)
                               -----------  ----------   -----------   ----------   ----------   --------
   NET EXPENSES..............    2,502,009     121,087       712,308      400,990      427,123     53,823
                               -----------  ----------   -----------   ----------   ----------   --------
  NET INVESTMENT INCOME......   17,323,604     769,041     5,412,501    2,329,108    2,624,668    424,906
                               -----------  ----------   -----------   ----------   ----------   --------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss)
    on security
    transactions.............      (17,972)    (12,031)    2,369,953      (41,887)   1,489,613        376
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................          --      391,122     5,379,684    3,380,413    5,092,523    571,776
                               -----------  ----------   -----------   ----------   ----------   --------
  NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS...............      (17,972)    379,091     7,749,637    3,338,526    6,582,136    572,152
                               -----------  ----------   -----------   ----------   ----------   --------
  NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS................  $17,305,632  $1,148,132   $13,162,138   $5,667,634   $9,206,804   $997,058
                               ===========  ==========   ===========   ==========   ==========   ========

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            NEW YORK
                                              SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-                CALIFORNIA
                                TAX-EXEMPT    TAX-EXEMPT       TERM           TERM        LONG-TERM    TAX-EXEMPT
                                  MONEY       SECURITIES    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT     INCOME
                                   FUND          FUND          FUND           FUND           FUND         FUND*
                              --------------  -----------  -------------  -------------  ------------  -----------
  SIX MONTHS ENDED SEPTEMBER
  30, 1997 (UNAUDITED)
  Net investment income.....  $   17,323,604  $   769,041  $  5,412,501   $  2,329,108   $  2,624,668  $   424,906
  Net realized gain (loss)
   on investments...........         (17,972)     (12,031)    2,369,953        (41,887)     1,489,613          376
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................             --       391,122     5,379,684      3,380,413      5,092,523      571,776
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase in net assets
   resulting from
   operations...............      17,305,632    1,148,132    13,162,138      5,667,634      9,206,804      997,058
  Distributions to
   shareholders from net
   investment income........     (17,323,591)    (769,041)   (5,412,501)    (2,329,108)    (2,609,980)    (424,906)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....      46,452,594   (2,109,413)   (2,425,547)    11,686,277     13,724,339   13,042,495
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase (decrease) in
   net assets...............      46,434,635   (1,730,322)    5,324,090     15,024,803     20,321,163   13,614,647
  NET ASSETS:
   Beginning of period......   1,069,686,219   41,077,648   244,050,277    102,251,993    107,926,452   13,231,973
                              --------------  -----------  ------------   ------------   ------------  -----------
   End of period (1)........  $1,116,120,854  $39,347,326  $249,374,367   $117,276,796   $128,247,615  $26,846,620
                              ==============  ===========  ============   ============   ============  ===========
 --------
  (1) Including
      undistributed
      (distributions in
      excess of) net
      investment income.....  $           13  $      (116) $        (46)  $        --    $     44,310  $       --
                              ==============  ===========  ============   ============   ============  ===========
  YEAR ENDED MARCH 31, 1997
  Net investment income.....  $   29,203,970  $ 1,537,819  $ 11,506,633   $  4,102,269   $  5,056,899  $   142,822
  Net realized gain (loss)
   on investments...........         (43,443)       7,159     2,576,821         93,370      1,286,294         (609)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................             --       (66,439)   (2,844,780)      (205,500)      (726,474)    (105,407)
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase in net assets
   resulting from
   operations...............      29,160,527    1,478,539    11,238,674      3,990,139      5,616,719       36,806
  Distributions to
  shareholders:
   From net investment
    income..................     (29,203,970)  (1,556,834)  (11,583,746)    (4,102,269)    (5,103,668)    (142,822)
   In excess of net
    investment income.......             --          (116)          (46)           --             --           --
   From net realized gain on
    investments.............             --           --            --             --      (1,426,068)         --
   In excess of net realized
    gain on investments.....             --           --            --             --          (7,283)         --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....     103,018,169   (1,813,779)  (10,782,881)     5,957,341     17,788,296   13,337,989
                              --------------  -----------  ------------   ------------   ------------  -----------
  Net increase (decrease) in
   net assets...............     102,974,726   (1,892,190)  (11,127,999)     5,845,211     16,867,996   13,231,973
  NET ASSETS:
   Beginning of year........     966,711,493   42,969,838   255,178,276     96,406,782     91,058,456          --
                              --------------  -----------  ------------   ------------   ------------  -----------
   End of year (2)..........  $1,069,686,219  $41,077,648  $244,050,277   $102,251,993   $107,926,452  $13,231,973
                              ==============  ===========  ============   ============   ============  ===========
 --------
  (2) Including
      undistributed
      (distributions in
      excess of) net
      investment income.....  $          --   $      (116) $        (46)  $        --    $     29,622  $       --
                              ==============  ===========  ============   ============   ============  ===========

* California Tax-Exempt Income Fund commenced operations on October 1, 1996.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS

 For a Fund share outstanding throughout each period.

                           NET ASSET             NET REALIZED             DIVIDENDS     DIVIDENDS    DISTRIBUTIONS
                            VALUE,      NET     AND UNREALIZED TOTAL FROM  FROM NET    IN EXCESS OF     FROM NET
                           BEGINNING INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT  NET INVESTMENT REALIZED GAIN
                           OF PERIOD   INCOME    INVESTMENTS   OPERATIONS   INCOME        INCOME     ON INVESTMENTS
                           --------- ---------- -------------- ---------- ----------  -------------- --------------
  TAX-EXEMPT MONEY FUND--(5/24/85*)
   Year Ended March 31,
   1993...................   $1.00    $0.02395         --       $0.02395  $(0.02395)       --               --
   1994...................    1.00     0.01938         --        0.01938   (0.01938)       --               --
   1995...................    1.00     0.02825         --        0.02825   (0.02825)       --               --
   1996...................    1.00     0.03362         --        0.03362   (0.03362)       --               --
   1997...................    1.00     0.03050         --        0.03050   (0.03050)       --               --
   Six Months Ended
   September 30, 1997
   (Unaudited)............    1.00     0.01628         --        0.01628   (0.01628)       --               --
  SHORT-TERM TAX-EXEMPT SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.05      $ 0.07      $   0.12  $   (0.05)       --               --
   1994...................    7.07        0.21       (0.03)         0.18      (0.21)       --            $(0.05)
   1995...................    6.99        0.25       (0.02)         0.23      (0.25)       --             (0.01)
   1996...................    6.96        0.28        0.09          0.37      (0.28)       --               --
   1997...................    7.05        0.26       (0.01)         0.25      (0.27)       -- #             --
   Six Months Ended
   September 30, 1997
   (Unaudited)............    7.03        0.13        0.07          0.20      (0.13)       --               --
  INTERMEDIATE-TERM TAX-EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1993...................   $8.95    $   0.42      $ 0.59      $   1.01  $   (0.42)       --            $(0.30)
   1994...................    9.24        0.34       (0.09)         0.25      (0.34)       --             (0.26)
   1995...................    8.64        0.37        0.16          0.53      (0.37)       --               --
   1996...................    8.80        0.40        0.32          0.72      (0.40)       --               --
   1997...................    9.12        0.40         --           0.40      (0.41)       -- #             --
   Six Months Ended
   September 30, 1997
   (Unaudited)............    9.11        0.20        0.29          0.49      (0.20)       --               --
  N.Y. INTERMEDIATE-TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1993...................   $8.31    $   0.34      $ 0.41      $   0.75  $   (0.34)       --            $(0.11)
   1994...................    8.61        0.31       (0.13)         0.18      (0.31)       --             (0.22)
   1995...................    8.18        0.33        0.15          0.48      (0.33)       --             (0.09)
   1996...................    8.24        0.35        0.20          0.55      (0.35)       --               --
   1997...................    8.44        0.36        0.01+++       0.37      (0.36)       --               --
   Six Months Ended
   September 30, 1997
   (Unaudited)............    8.45        0.18        0.26          0.44      (0.18)       --               --
  LONG-TERM TAX-EXEMPT FUND--(2/5/86*)
   Year Ended March 31,
   1993...................   $9.25    $   0.46      $ 0.99      $   1.45  $   (0.46)       --            $(0.48)
   1994...................    9.76        0.42       (0.12)         0.30      (0.42)       --             (0.50)
   1995...................    8.87        0.43        0.50          0.93      (0.43)       --             (0.10)
   1996...................    9.27        0.47        0.39          0.86      (0.46)       --             (0.14)
   1997...................    9.53        0.46        0.03          0.49      (0.46)       --             (0.13)
   Six Months Ended
   September 30, 1997
   (Unaudited)............    9.43        0.22        0.57          0.79      (0.22)       --               --
  CALIFORNIA TAX-EXEMPT INCOME FUND--(10/1/96*)
   Period ended March 31,
   1997...................   $7.00    $   0.12      $(0.05)     $   0.07  $   (0.12)       --               --
   Six Months Ended
   September 30, 1997
   (Unaudited)............    6.95        0.14        0.18          0.32      (0.14)       --               --

  * Commencement of operations.
 ** Annualized.
*** Not annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
+++ The amount shown for the year ended March 31, 1997 for a share outstanding throughout that year does not accord with the aggregate net gains on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
  # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                           DISTRIBUTIONS                                                    RATIO OF NET RATIO OF GROSS RATIO OF NET
                           IN EXCESS OF                                         NET ASSETS,  OPERATING     OPERATING     INVESTMENT
                           NET REALIZED                  NET ASSET                END OF      EXPENSES      EXPENSES       INCOME
                              GAIN ON          TOTAL     VALUE, END  TOTAL        PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE
                            INVESTMENTS    DISTRIBUTIONS OF PERIOD  RETURN++       (000)     NET ASSETS   NET ASSETS+    NET ASSETS
                           -------------   ------------- ---------- --------    ----------- ------------ -------------- ------------
  TAX-EXEMPT MONEY FUND--(5/24/85*)
   Year Ended March 31,
   1993...................    --             $(0.02395)    $ 1.00     2.42%     $  659,327      0.52%         0.52%         2.39%
   1994...................    --              (0.01938)      1.00     1.96%        694,581      0.52%         0.52%         1.94%
   1995...................    --              (0.02825)      1.00     2.86%        814,890      0.49%         0.52%         2.85%
   1996...................    --              (0.03362)      1.00     3.41%        966,711      0.49%         0.53%         3.35%
   1997...................    --              (0.03050)      1.00     3.09%      1,069,686      0.47%         0.52%         3.05%
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --              (0.01628)      1.00     1.64%***   1,116,121      0.47%**       0.52%**       3.25%**
  SHORT-TERM TAX-EXEMPT SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1993...................    --             $   (0.05)    $ 7.07     1.65%***  $   28,598      0.60%**       0.84%**       2.80%**
   1994...................    --                 (0.26)      6.99     2.55%         57,728      0.59%         0.60%         2.94%
   1995...................    --                 (0.26)      6.96     3.45%         48,188      0.59%         0.61%         3.60%
   1996...................    --                 (0.28)      7.05     5.42%         42,970      0.58%         0.64%         4.05%
   1997...................    --                 (0.27)      7.03     3.55%         41,078      0.58%         0.65%         3.73%
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --                 (0.13)      7.10     2.92%***      39,347      0.59%**       0.65%**       3.77%**
  INTERMEDIATE-TERM TAX-EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1993...................    --             $   (0.72)    $ 9.24    11.70%     $  285,317      0.64%         0.64%         4.57%
   1994...................  (0.25)               (0.85)      8.64     2.58%        298,261      0.64%         0.64%         3.74%
   1995...................    --                 (0.37)      8.80     6.34%        234,990      0.61%         0.64%         4.28%
   1996...................    --                 (0.40)      9.12     8.30%        255,178      0.60%         0.65%         4.44%
   1997...................    --                 (0.41)      9.11     4.58%        244,050      0.58%         0.64%         4.56%
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --                 (0.20)      9.40     5.47%***     249,374      0.58%**       0.62%**       4.39%**
  N.Y. INTERMEDIATE-TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1993...................    --             $   (0.45)    $ 8.61     9.27%     $   88,249      0.89%         0.89%         3.94%
   1994................... $(0.08)               (0.61)      8.18     1.87%        107,489      0.87%         0.87%         3.55%
   1995...................    --                 (0.42)      8.24     6.05%         87,164      0.78%         0.80%         4.06%
   1996...................    --                 (0.35)      8.44     6.77%         96,407      0.75%         0.77%         4.15%
   1997...................    --                 (0.36)      8.45     4.46%        102,252      0.72%         0.75%         4.25%
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --                 (0.18)      8.71     5.24%***     117,277      0.72%**       0.74%**       4.16%**
  LONG-TERM TAX-EXEMPT FUND--(2/5/86*)
   Year Ended March 31,
   1993...................    --             $   (0.94)    $ 9.76    16.35%     $   85,520      0.86%         0.86%         4.73%
   1994................... $(0.27)               (1.19)      8.87     2.38%         82,151      0.85%         0.86%         4.25%
   1995...................    --                 (0.53)      9.27    11.01%         78,880      0.80%         0.83%         4.86%
   1996...................    --                 (0.60)      9.53     9.35%         91,058      0.77%         0.82%         4.85%
   1997...................    -- #               (0.59)      9.43     5.47%        107,926      0.74%         0.81%         4.80%
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --                 (0.22)     10.00     8.23%***     128,248      0.74%**       0.79%**       4.52%**
  CALIFORNIA TAX-EXEMPT INCOME FUND--(10/1/96*)
   Period ended March 31,
   1997...................    --             $   (0.12)    $ 6.95     2.12%**   $   13,232      0.66%**       1.53%**       3.69%**
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --                 (0.14)      7.13     4.64%***      26,847      0.50%**       1.20%**       3.94%**


                           PORTFOLIO   FEE
                           TURNOVER  WAIVERS
                             RATE    (NOTE 2)
                           --------- --------
  TAX-EXEMPT MONEY FUND--(5/24/85*)
   Year Ended March 31,
   1993...................    --          --
   1994...................    --     $0.00003
   1995...................    --      0.00030
   1996...................    --      0.00042
   1997...................    --      0.00053
   Six Months Ended
   September 30, 1997
   (Unaudited)............    --      0.00024
  SHORT-TERM TAX-EXEMPT SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1993...................    --          --
   1994...................    539%        --
   1995...................    565%        --
   1996...................    124%        --
   1997...................     87%        -- #
   Six Months Ended
   September 30, 1997
   (Unaudited)............     47%**      -- #
  INTERMEDIATE-TERM TAX-EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1993...................    429%        --
   1994...................    379%        --
   1995...................    362%        --
   1996...................     50%        --
   1997...................     28%        -- #
   Six Months Ended
   September 30, 1997
   (Unaudited)............     43%**      -- #
  N.Y. INTERMEDIATE-TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1993...................    339%        --
   1994...................    326%        --
   1995...................    563%        --
   1996...................    154%        --
   1997...................     89%        -- #
   Six Months Ended
   September 30, 1997
   (Unaudited)............     28%**      -- #
  LONG-TERM TAX-EXEMPT FUND--(2/5/86*)
   Year Ended March 31,
   1993...................    300%        --
   1994...................    252%        --
   1995...................    214%        --
   1996...................    185%   $   0.01
   1997...................    125%       0.01
   Six Months Ended
   September 30, 1997
   (Unaudited)............    132%**      -- #
  CALIFORNIA TAX-EXEMPT INCOME FUND--(10/1/96*)
   Period ended March 31,
   1997...................      7%** $   0.03
   Six Months Ended
   September 30, 1997
   (Unaudited)............      5%**     0.02

  * Commencement of operations.
 ** Annualized.
*** Not annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
+++ The amount shown for the year ended March 31, 1997 for a share outstanding throughout that year does not accord with the aggregate net gains on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
  # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TAX-EXEMPT MONEY FUND


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- 63.46%
 $ 5,500,000 Becker, Minnesota, Pollution Control Revenue
             Bonds, Northern State Power Co. Project,
             3.700%, 11/12/1997................................   $    5,500,000
  12,000,000 Custer County, Idaho, Pollution Control Revenue
             Bonds, Amoco Project Standard Oil Industries,
             3.750%, 10/01/2009+...............................       12,000,000
  11,300,000 Gulf Coast Waste Disposal Authority, Texas,
             Pollution Control Refunding Revenue Bonds, Amoco
             Oil Co. Project,
             3.750%, 10/01/2017+...............................       11,300,000
  12,900,000 Harris County, Texas, Industrial Development Corp.
             Pollution Control Revenue Bonds, Exxon Corp.,
             3.900%, 03/01/2024+...............................       12,900,000
   2,000,000 Houston, Texas, General Obligation Commercial
             Paper, Series A,
             3.700%, 11/17/1997................................        2,000,000
  10,000,000 Houston, Texas, General Obligation Commercial
             Paper, Series B,
             3.750%, 11/14/1997................................       10,000,000
  15,000,000 Houston, Texas, General Obligation Commercial
             Paper, Series B,
             3.700%, 11/20/1997................................       15,000,000
  15,000,000 Houston, Texas, Water & Sewer Revenue,
             3.750%, 11/17/1997................................       15,000,000
  16,000,000 Howard County, Maryland, Bond Anticipation Notes,
             3.700%, 11/14/1997................................       16,000,000
  25,000,000 Howard County, Maryland, Bond Anticipation Notes,
             3.750%, 12/19/1997................................       25,000,000
  10,000,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds,
             3.800%, 11/12/1997................................       10,000,000
  11,700,000 Jacksonville, Florida, Pollution Control Revenue
             Bonds, Florida Power & Light,
             3.800%, 02/13/1998................................       11,700,000
  15,000,000 Jasper County, Indiana, Pollution Control Revenue
             Bonds, Northern Indiana Public Service Co.
             Project, Series C,
             3.700%, 12/15/1997................................       15,000,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $12,200,000 Jasper County, Indiana, Pollution Control Revenue
             Bonds, Northern Indiana Public Service Co.
             Project, Series C,
             3.850%, 12/17/1997................................   $   12,200,000
  14,500,000 Jasper County, Indiana, Pollution Control Revenue
             Bonds, Northern Indiana Public Service Co.
             Project, Series C,
             3.850%, 12/17/1997................................       14,500,000
   8,000,000 Jefferson County, Kentucky, Pollution Control
             Revenue Bonds, Louisville Gas & Electric Co.
             Project,
             3.700%, 10/22/1997................................        8,000,000
  15,500,000 Jefferson County, Kentucky, Pollution Control
             Revenue Bonds, Louisville Gas & Electric Co.
             Project, Series 1996-A,
             3.750%, 12/16/1997................................       15,500,000
  10,000,000 King County, Washington, Sewer Revenue Bond
             Anticipation Notes,
             3.750%, 12/17/1997................................       10,000,000
  15,000,000 Monroe County, New York, Bond Anticipation Notes,
             4.250%, 12/12/1997................................       15,018,229
  30,000,000 Nassau County, New York, Revenue Anticipation
             Notes, Series A,
             4.250%, 03/10/1998................................       30,051,229
  15,000,000 New York City, New York, General Obligation Bonds,
             Series J-3,
             3.750%, 11/18/1997................................       15,000,000
  15,000,000 New York City, New York, Municipal Water Finance
             Authority,
             3.800%, 12/18/1997................................       15,000,000
  26,500,000 Nueces River, Texas, Industrial Development
             Authority, Pollution Control Revenue, San Miguel
             Electric Co., (CFC),
             3.800%, 12/09/1997................................       26,500,000
   5,900,000 Ohio State Pollution Control Revenue Refunding,
             Cleveland Electric Co., Series 1988-B, (FGIC),
             3.700%, 11/12/1997................................        5,900,000
   8,800,000 Oklahoma State Water Resources Board State Loan
             Program Revenue Bonds,
             3.750%, 09/01/2024+...............................        8,800,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $10,000,000 Omaha Public Power District, Nebraska Electric
             Revenue,
             3.650%, 10/15/1997................................   $   10,000,000
   7,460,000 Omaha Public Power District, Nebraska Electric
             Revenue,
             3.800%, 11/19/1997................................        7,460,000
   7,500,000 Parish of St. James, Louisiana, Pollution Control
             Revenue, Texaco Project,
             3.700%, 10/07/1997................................        7,500,000
   6,500,000 Pleasant Prairie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series A,
             4.100%, 09/01/2030+...............................        6,500,000
   5,000,000 Pleasant Prairie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series C,
             4.100%, 09/01/2030+...............................        5,000,000
   2,000,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series H,
             3.950%, 07/01/2017+...............................        2,000,000
  11,460,000 Salt River Project, Arizona, Commercial Paper,
             3.550%, 10/02/1997................................       11,460,000
  10,800,000 Salt River Project, Arizona, Commercial Paper,
             3.750%, 12/16/1997................................       10,800,000
  11,000,000 Salt River Project, Arizona, Commercial Paper,
             3.800%, 12/16/1997................................       11,000,000
  12,900,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             3.750%, 10/01/1997................................       12,900,000
  18,200,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             3.700%, 10/22/1997................................       18,200,000
  10,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             3.750%, 11/12/1997................................       10,000,000
  24,300,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             3.700%, 12/16/1997................................       24,300,000
  10,000,000 Shelby County, Tennessee, Bond Anticipation Notes,
             3.800%, 02/17/1998................................       10,000,000
  15,660,000 South Carolina State, Public Service Authority
             Commercial Paper,
             3.700%, 10/16/1997................................       15,660,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $20,000,000 South Carolina State, Public Service Authority
             Commercial Paper,
             3.650%, 10/23/1997................................   $   20,000,000
  16,150,000 South Carolina State, Public Service Authority
             Commercial Paper,
             3.700%, 11/13/1997................................       16,150,000
  25,000,000 South Carolina State, Public Service Authority
             Commercial Paper,
             3.750%, 02/18/1998................................       25,000,000
  15,000,000 Texas Municipal Power Authority, Bond Anticipation
             Notes,
             3.700%, 12/15/1997................................       15,000,000
  15,000,000 Texas, Public Facilities Authority,
             3.700%, 10/21/1997................................       15,000,000
  15,750,000 University of Michigan Hospital Revenue Bonds,
             Series A,
             3.800%, 12/01/2027+...............................       15,750,000
  12,500,000 University of Texas, Permanent University Funding,
             3.700%, 10/16/1997................................       12,500,000
  15,808,000 University of Texas, System Revenue Funding,
             Commercial Paper, Series A,
             3.700%, 11/13/1997................................       15,808,000
  10,000,000 University of Texas, System Revenue Funding,
             Commercial Paper, Series A,
             3.750%, 01/23/1998................................       10,000,000
  10,000,000 University of Texas, System Revenue Funding,
             Commercial Paper, Series A,
             3.700%, 02/19/1998................................       10,000,000
  30,100,000 Utah, General Obligation Bonds,
             3.750%, 02/11/1998................................       30,100,000
  15,000,000 Wisconsin State, General Obligation Bonds,
             Certificates of Participation,
             3.800%, 12/12/1997................................       15,000,000
   7,340,000 York County, South Carolina Pollution Control
             Revenue Bonds, North Carolina Electric Project,
             Series 84N-3, (CFC),
             3.700%, 09/15/2014+...............................        7,333,193
                                                                  --------------
                                                                     708,290,651
                                                                  --------------

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                      --------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- 37.72%
             ABN AMRO BANK
             -------------
 $ 6,900,000 Guadalupe, Texas, Blanco River Authority Pollution
             Control Refunding Revenue Bonds, Central Power &
             Light Co. Project,
             4.000%, 11/01/2015+...............................   $    6,900,000
   2,100,000 Illinois Health Facilities Authority Revenue
             Bonds, Palos Community Hospital, Series B,
             4.100%, 12/01/2015+...............................        2,100,000
             BANK OF AMERICA
             ---------------
  25,000,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds,
             3.700%, 10/14/1997................................       25,000,000
             BANK OF NEW YORK
             ----------------
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., Series 1983,
             4.650%, 06/01/2013+...............................       10,000,000
             BANK OF NOVA SCOTIA
             -------------------
  10,200,000 Gary, Indiana, Environmental Improvement Revenue
             Notes, U.S. Steel Corp. Project, Series 1984,
             3.800%, 07/15/2002+...............................       10,200,000
   1,700,000 New Hampshire State Industrial Development
             Authority, Pollution Control Revenue Bonds, Bangor
             Hydro-Electric Co. Project, Series 1983,
             3.700%, 01/01/2009+...............................        1,700,000
             BANK OF TOKYO
             -------------
  13,965,000 University of Iowa, Facilities Revenue Bonds,
             Human Biology Research, Series A,
             4.250%, 06/01/2005+...............................       13,965,000
             BARCLAYS BANK, PLC
             ------------------
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project,
             3.550%, 12/01/2018+...............................        7,700,000
             BAY-LANDES BANK; BAY-HESSEN
             ---------------------------
   5,000,000 New York State Environmental, Series 1997-A,
             3.650%, 11/20/1997................................        5,000,000

  PRINCIPAL                                                       VALUE
   AMOUNT                                                        (NOTE 1)
 -----------                                                  --------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             CANADIAN IMPERIAL BANK OF COMMERCE
             ----------------------------------
 $10,500,000 North Carolina Eastern Municipal Power Agency,
             3.750%, 02/12/1998............................   $   10,500,000
             CREDIT SUISSE
             -------------
   6,050,000 Dallas Area Rapid Transit, Commercial Paper,
             3.750%, 11/14/1997............................        6,050,000
  26,000,000 Dallas Area Rapid Transit, Commercial Paper,
             3.750%, 12/18/1997............................       26,000,000
   6,900,000 Garden City, Kansas, Industrial Development
             Revenue Bonds, Inland Container Corp. Project,
             Temple Series 1983,
             3.700%, 01/01/2008+...........................        6,900,000
             FIRST NATIONAL BANK OF CHICAGO
             ------------------------------
  36,100,000 Coastal Bend Health Facilities Development
             Corp., Texas, Incarnate Health System,
             4.050%, 08/15/2027+...........................       36,100,000
             FUJI BANK LTD NY
  17,135,000 Des Moines, Iowa, Hospital Facilities Revenue
             Bonds, Iowa Methodist Medical Center Project,
             4.050%, 08/01/2015+...........................       17,135,000
             KREDIETBANK, N.V.
             -----------------
   6,195,000 Illinois Health Facilities Authority Revenue
             Bonds, Memorial Medical Center, Series C,
             4.050%, 01/01/2016+...........................        6,195,000
             LASALLE NATIONAL BANK
             ---------------------
  16,000,000 Flint, Michigan, Hospital Building Authority
             Revenue Bonds, Hurley Medical Center, Series
             B,
             4.050%, 07/01/2015+...........................       16,000,000
   3,000,000 Grand Forks, North Dakota, Hospital Facilities
             Revenue Bonds, United Hospital Obligation
             Group Project,
             3.850%, 12/01/2016+...........................        3,000,000
  13,000,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series B,
             4.050%, 01/01/2016+...........................       13,000,000
   6,000,000 Illinois Health Facilities Authority Revenue
             Bonds, Ingalls Memorial Hospital, Series C,
             4.050%, 01/01/2016+...........................        6,000,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)

  PRINCIPAL                                                      VALUE
   AMOUNT                                                       (NOTE 1)
 -----------                                                 --------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             MORGAN GUARANTY TRUST CO.
             -------------------------
 $26,000,000 Baltimore, Maryland, Port Facilities Revenue
             Bonds, Occidental Petroleum,
             3.600%, 10/14/2011+..........................   $   26,000,000
   4,800,000 Birmingham, Alabama, Medical Clinic Board
             Revenue Bonds,
             3.900%, 12/01/2026+..........................        4,800,000
   6,900,000 Kenton County, Kentucky, Industrial Building
             Revenue Bonds, Redken Labs, Inc. Project,
             Series 1984,
             3.600%, 12/01/2014+..........................        6,900,000
  34,820,000 Louisiana State Offshore Terminal Authority
             Deepwater Port Revenue Bonds,
             4.000%, 09/01/2008+..........................       34,820,000
  12,000,000 Missouri State, Health and Educational
             Facilities Authority,
             3.800%, 01/28/1998...........................       12,000,000
             NORDEUTSCHE LANDESBANK
             ----------------------
  14,800,000 Brazos, Texas, Harbor Industrial Development
             Corp. Revenue Bonds, Badische Corp.,
             3.550%, 12/01/2013+..........................       14,800,000
             RABOBANK NEDERLAND
             ------------------
   7,170,000 Indiana Health Facilities Financing Authority
             Revenue Bonds, St. Anthony's Medical Center
             Project,
             4.100%, 12/01/2017+..........................        7,170,000
             SANWA BANK
             ----------
   4,600,000 Michigan State Job Development Authority
             Revenue Bonds, Hitachi Metals International
             Project,
             3.850%, 01/01/2004+..........................        4,600,000
  33,530,000 Missouri State Environmental Improvement &
             Energy Resources Authority, Pollution Control
             Revenue Bonds, Noranda Aluminum, Inc.
             Project,
             4.250%, 10/01/2002+..........................       33,530,000
             SUMITOMO BANK LTD.
             ------------------
   2,750,000 District of Columbia, Revenue Bonds, George
             Washington University,
             4.250%, 03/01/2006+..........................        2,750,000
   3,200,000 District of Columbia, Revenue Bonds, George
             Washington University, Series A,
             4.250%, 03/01/2006...........................        3,200,000

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                     --------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
 $10,200,000 Wake County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority Revenue Bonds, Carolina Power & Light
             Co. Project, Series
             1985-B,
             4.150%, 09/01/2015+..............................   $   10,200,000
  12,900,000 Wake County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority Revenue Bonds, Carolina Power & Light
             Co. Project, Series
             1985-C,
             4.150%, 10/01/2015+..............................       12,900,000
             SWISS BANK
             ----------
   8,000,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds,
             3.700%, 11/12/1997...............................        8,000,000
   5,900,000 McIntosh, Alabama, Industrial Development Board,
             Pollution Control Revenue Bonds, Ciba-Geigy Corp.
             Project, Series A,
             4.000%, 12/01/2003+..............................        5,900,000
             UNION BANK OF SWITZERLAND
             -------------------------
   4,000,000 New York State, Energy Research & Development
             Authority Pollution Control Revenue Bonds, New
             York State Electric & Gas, Series D,
             3.875%, 12/01/2015+..............................        3,994,583
                                                                 --------------
                                                                    421,009,583
                                                                 --------------
   SHARES
 -----------
 OTHER INVESTMENTS -- 0.01%
     117,000 Dreyfus Tax-Exempt Cash Management Fund..........          117,000
                                                                 --------------

TOTAL INVESTMENTS
(Cost $1,129,417,234*).................................. 101.19% $1,129,417,234
OTHER ASSETS & LIABILITIES (NET)........................  (1.19)    (13,296,380)
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $1,116,120,854
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
CFC--National Rural Utilities Cooperative Finance Corp.
FGIC--Financial Guaranty Insurance Corp.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 29% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 30% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
SHORT-TERM TAX-EXEMPT SECURITIES FUND


 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 91.39%
 $2,000,000 Alabama State Refunding General Obligation Bonds,
            5.900%, 03/01/1999...................................   $ 2,053,240
  1,700,000 Burlington County, New Jersey, General Obligation
            Bonds,
            5.200%, 10/01/2000...................................     1,757,188
  1,500,000 Connecticut State General Obligation Bonds, Series C,
            5.100%, 03/15/2000...................................     1,536,825
  1,100,000 Connecticut State Special Tax Obligation Refunding
            Revenue Bonds, Transportation Infrastructure
            Purposes, Series C, (FGIC),
            5.500%, 10/01/2000...................................     1,144,044
  4,000,000 Delaware State General Obligation Bonds, Series B,
            5.000%, 05/01/2000...................................     4,099,200
  1,000,000 Harris County, Texas, General Obligation Bonds,
            5.800%, 10/01/1999...................................     1,032,560
  1,000,000 Hawaii State, Public Improvements General Obligation
            Bonds, Series CK,
            5.000%, 09/01/1998...................................     1,011,800
  1,500,000 Houston, Texas, Refunding General Obligation Bonds,
            Series C,
            5.500%, 03/01/1999...................................     1,532,565
  1,700,000 Metropolitan Atlanta Rapid Transit Authority,
            Georgia, Sales Tax Refunding Revenue Bonds, Series M,
            (MBIA),
            5.900%, 07/01/1999...................................     1,751,697
  1,900,000 Mississippi State General Obligation Bonds, Series B,
            5.000%, 08/01/1999...................................     1,935,910
  1,275,000 Monmouth County, New Jersey, General Obligation
            Bonds,
            5.000%, 10/01/2000...................................     1,310,012
  1,900,000 Monroe County, New York, Refunding Public Improvement
            General Obligation Bonds, Series A,
            5.000%, 03/01/2001...................................     1,952,155
  2,000,000 Municipal Assistance Corporation for New York City,
            New York, Revenue Bonds, Series E,
            5.500%, 07/01/2000...................................     2,074,160
  2,000,000 New Jersey State Transportation Corp. Revenue Bonds,
            Capital Grant Anticipation Notes, Series A, (FSA)
            5.250%, 09/01/2001...................................     2,068,100
  1,900,000 New York City, New York, Trust for Cultural
            Resources, Museum of Modern Art Revenue Bonds, Series
            A, (AMBAC),
            5.000%, 01/01/2000...................................     1,941,667

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $2,000,000 New York State Local Government Assistance
            Corporation, Revenue Bonds, Series B,
            5.100%, 04/01/1999....................................   $ 2,031,200
  4,000,000 Pennsylvania State General Obligation Bonds, 2nd
            Series,
            5.400%, 07/01/2000....................................     4,127,480
  1,000,000 South Columbia Basin, Washington, Irrigation District,
            Refunding Revenue Bonds,
            5.750%, 12/01/2000....................................     1,048,210
  1,500,000 Union County, New Jersey, Improvement Authority
            Revenue Bonds, Correctional Facilities Project,
            5.400%, 06/15/2000....................................     1,552,515
                                                                     -----------
                                                                      35,960,528
                                                                     -----------
 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- 5.68%
  2,000,000 New York State, Local Assistance Corp. Revenue Bonds,
            Series B,
            7.250%, 04/01/2005
            (Prerefunded 04/01/01)................................     2,235,540
                                                                     -----------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 1.27%
            RABOBANK NEDERLAND
            ------------------
    500,000 Indiana Health Facilities Financing Authority Revenue
            Bonds, St. Anthony's Medical Center Project,
            4.100%, 12/01/2014+...................................       500,000
                                                                     -----------
   SHARES
 ----------
 OTHER INVESTMENTS -- 0.56%
    220,444 Dreyfus Tax-Exempt Cash Management Fund...............       220,444
                                                                     -----------

TOTAL INVESTMENTS
(Cost $38,509,908*)........................................  98.90% $38,916,512
OTHER ASSETS & LIABILITIES (NET)...........................   1.10      430,814
                                                            ------  -----------
NET ASSETS................................................. 100.00% $39,347,326
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC  --Financial Guaranty Insurance Corp.
FSA   --Financial Security Assurance
MBIA  --Municipal Bond Insurance Assoc.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (CONTINUED)


Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 7% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 26% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 85.23%
 $10,000,000 Alabama State Public School & College Authority,
             Capital Improvement Revenue Bonds, (MBIA),
             5.250%, 11/01/2005..................................   $ 10,482,500
  10,000,000 California State Public Improvement General
             Obligation Bonds, (FGIC),
             7.500%, 11/01/2003..................................     11,726,300
  10,000,000 Cobb County, Georgia School District, General
             Obligation Bonds,
             4.750%, 02/01/2005..................................     10,185,400
  10,000,000 Connecticut State General Obligation Bonds, Series
             C,
             5.500%, 08/01/2006..................................     10,669,200
  10,000,000 Connecticut State General Obligation Bonds, Series
             D,
             6.250%, 11/15/2009..................................     11,038,900
  10,000,000 Connecticut State Special Tax Obligation Revenue
             Refunding Bonds, Transportation Infrastructure,
             Series A,
             5.125%, 09/01/2005..................................     10,408,800
  10,000,000 Fairfax County, Virginia, Refunding General
             Obligation Bonds, Series C,
             5.250%, 05/01/2008..................................     10,392,400
  10,000,000 Florida State Board of Education Refunding General
             Obligation Bonds, Series B,
             5.125%, 06/01/2008..................................     10,277,800
  10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 07/01/2004..................................     11,245,500
  10,000,000 Hawaii State General Obligation Bonds, Series CJ,
             5.900%, 01/01/2006..................................     10,863,800
  10,000,000 Lower Colorado River Authority of Texas, Refunding
             Revenue Bonds, 6th Series,
             5.000%, 01/01/2009..................................     10,175,900
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             5.700%, 10/15/2006..................................     10,778,700
  10,000,000 Massachusetts State Public Improvements, General
             Obligation Bonds, Series C, (MBIA),
             5.625%, 08/01/2011..................................     10,511,500
  10,000,000 New Jersey State Refunding General Obligation Bonds,
             Series D,
             5.625%, 02/15/2005..................................     10,734,700

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $10,000,000 New Jersey State, Transportation Trust Fund Revenue
             Bonds, Transportation System, Series A, (AMBAC),
             5.250%, 06/15/2008.................................   $ 10,408,200
  10,000,000 New York City, New York, Municipal Assistance
             Corp.,
             Series G,
             6.000%, 07/01/2006.................................     11,013,700
  10,000,000 Ocean County, New Jersey, Utilities Authority
             Wastewater Revenue Bonds,
             5.000%, 01/01/2009.................................     10,259,100
  10,000,000 Ohio State Public Facilities Commission Revenue
             Bonds, Series II-B, (MBIA),
             5.000%, 11/01/2007.................................     10,280,800
  10,000,000 Texas State Refunding Bonds, Series A,
             5.800%, 10/01/2004.................................     10,829,600
  10,000,000 Wisconsin State Refunding General Obligation Bonds,
             Series 3,
             4.875%, 11/01/2005.................................     10,268,600
                                                                   ------------
                                                                    212,551,400
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- 4.46%
  10,000,000 Fairfax County, Virginia, Industrial Development
             Authority Revenue Bonds, Fairfax Hospital System,
             6.801%, 08/29/2023
             (Prerefunded 08/28/2001)...........................     11,117,100
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 8.02%
             RABOBANK NEDERLAND
             ------------------
  10,000,000 Indiana Health Facilities Financing Authority
             Revenue Bonds, St. Anthony's Medical Center
             Project,
             4.100%, 12/01/2014+................................     10,000,000
             TORONTO DOMINION BANK, LTD.
             ---------------------------
  10,000,000 Wisconsin State Health Facilities Authority Revenue
             Bonds, Wheaton Franciscan Services,
             3.950%, 08/15/2016+................................     10,000,000
                                                                   ------------
                                                                     20,000,000
                                                                   ------------

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 1.24%
   3,079,900 Dreyfus Tax-Exempt Cash Management Fund..............  $  3,079,900
                                                                    ------------

TOTAL INVESTMENTS
(Cost $234,846,564*)......................................  98.95% $246,748,400
OTHER ASSETS & LIABILITIES (NET)..........................   1.05     2,625,967
                                                           ------  ------------
NET ASSETS................................................ 100.00% $249,374,367
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC  --Financial Guaranty Insurance Corp.
MBIA  --Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 12% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 13% of the net assets are invested in Connecticut municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 98.40%
 $5,000,000 Connecticut State, General Obligation Bonds, Series
            C,
            5.500%, 08/01/2005..................................   $  5,330,200
  3,000,000 Hempstead, New York, General Obligation Bonds,
            (AMBAC),
            5.000%, 02/15/2010..................................      3,026,430
  3,825,000 Metropolitan Transportation Authority of New York,
            Commuter Facilities Revenue Bonds, Series A, (MBIA),
            7.000%, 07/01/2006..................................      4,485,998
  5,000,000 Metropolitan Transportation Authority of New York,
            Dedicated Tax Fund Revenue Bonds, Series A, (MBIA),
            5.300%, 04/01/2010..................................      5,160,950
  5,000,000 Monroe County, New York, Public Improvement
            Refunding General Obligation Bonds, Series A,
            5.500%, 03/01/2006..................................      5,365,100
  4,130,000 Municipal Assistance Corp., City of New York, Series
            E,
            6.000%, 07/01/2005..................................      4,537,011
  3,900,000 Nassau County, New York, Combined Sewer Districts
            Refunding General Obligation Bonds, Series G,
            (MBIA),
            5.100%, 01/15/2003..................................      4,025,502
  3,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series B, (AMBAC),
            5.125%, 06/15/2004..................................      3,115,260
  1,000,000 New York City, New York, Trust for Cultural
            Resources, Museum of Modern Art Revenue Bonds,
            Series 1, (AMBAC),
            5.000%, 01/01/2000..................................      1,021,930
  5,000,000 New York State Dormitory Authority, City University
            System Revenue Bonds, Series F,
            5.375%, 07/01/2007..................................      5,307,550
  5,000,000 New York State Dormitory Authority, Cornell
            University Revenue Bonds,
            5.125%, 07/01/2006..................................      5,251,400
  7,500,000 New York State Environmental Facilities Corp.,
            Pollution Control Revenue Bonds, State Water
            Revolving Fund, Series A,
            7.250%, 06/15/2010..................................      8,381,100

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $7,355,000 New York State Environmental Facilities Corp.,
            Pollution Control Revenue Bonds, State Water
            Revolving Fund, Series E, (MBIA),
            5.500%, 06/15/2007..................................   $  7,856,170
  2,500,000 New York State Housing Finance Agency Special
            Obligation Bonds, New York City Health Facilities,
            Series A,
            6.900%, 05/01/2003..................................      2,824,900
  4,000,000 New York State Local Government Assistance Corp.
            Revenue Bonds, Series A,
            5.400%, 04/01/2005..................................      4,224,480
  5,000,000 New York State Power Authority & General Purpose
            Revenue Bonds, Series CC,
            4.800%, 01/01/2005..................................      5,100,900
  4,000,000 New York State, Refunding General Obligation Bonds,
            Series B, (AMBAC),
            5.500%, 08/15/2006..................................      4,274,720
  4,000,000 New York State Thruway Authority General Revenue
            Bonds, Series C, (FGIC),
            5.400%, 01/01/2005..................................      4,230,520
  4,450,000 New York State Thruway Authority Highway & Bridge
            Revenue Bonds, Series B, (MBIA),
            5.750%, 04/01/2006..................................      4,836,126
  2,165,000 Orange County, New York, Refunding General
            Obligation Bonds,
            5.500%, 11/15/2006..................................      2,332,160
  4,725,000 Port Authority of New York & New Jersey, Revenue
            Bonds, Cons-103 Series, (MBIA),
            5.125%, 12/15/2009..................................      4,857,064
  5,000,000 Puerto Rico Commonwealth General Obligation Bonds,
            Series B, (AMBAC),
            5.500%, 07/01/2003..................................      5,328,800
  4,000,000 Puerto Rico Telephone Authority Revenue Bonds,
            (MBIA),
            5.250%, 01/01/2005..................................      4,197,680
  5,000,000 Puerto Rico Telephone Authority Revenue Bonds,
            Reserve 1, (AMBAC),
            5.050%, 01/01/2004..................................      5,186,700
  5,000,000 Triborough Bridge & Tunnel Authority, New York,
            Revenue and General Purpose Bonds, Series A,
            5.000%, 01/01/2008..................................      5,145,200
                                                                   ------------
                                                                    115,403,851
                                                                   ------------

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        -------------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 2.42%
 $2,500,000 New York City, New York,
            Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series C,
            7.750%, 06/15/2020
            (Prerefunded 06/15/2001)............................   $   2,839,300
                                                                   -------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 3.41%
            MORGAN GUARANTY TRUST
            ---------------------
  4,000,000 New York City, New York,
            General Obligation
            Bonds, Subseries E5,
            3.800%, 08/01/2016+.................................       4,000,000
                                                                   -------------

  SHARES
 ---------
 OTHER INVESTMENTS -- 1.38%
 1,614,500 Shearson New York
           Tax-Exempt Money Fund.................................      1,614,500
                                                                    ------------

TOTAL INVESTMENTS
(Cost $119,295,415*)...................................... 105.61% $123,857,651
OTHER ASSETS &
LIABILITIES (NET).........................................  (5.61)   (6,580,855)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $117,276,796
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC  --Financial Guaranty Insurance Corp.
MBIA  --Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 87% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 84.70%
  $5,000,000 Bartow County, Georgia, Development Authority
             Pollution Control Revenue
             Bonds, Georgia Power
             Company Bowen, Series 1,
             4.000%, 06/01/2023+.................................   $  5,000,000
   5,000,000 California State Department
             of Water Resources Central Valley Project Revenue
             Bonds, Series Q, (MBIA),
             5.375%, 12/01/2027..................................      4,970,000
   5,000,000 Clark County, Nevada, School District Building &
             Renovation General Obligation Bonds,
             Series B, (FGIC),
             5.250%, 06/15/2017..................................      4,981,350
   5,000,000 Cook County, Illinois, General Obligation Bonds,
             Series B, (MBIA),
             5.375%, 11/15/2018..................................      5,006,200
   5,000,000 Dade County, Florida, Water & Sewer Systems Revenue
             Bonds, (FGIC),
             5.250%, 10/01/2026..................................      4,897,900
   5,000,000 East Bay California Municipal Utility Distribution
             Water
             System Revenue Bonds, (FGIC),
             5.000%, 06/01/2026..................................      4,737,500
   5,000,000 Florida State Board of Education Capital Outlay,
             Series A,
             5.000%, 06/01/2027..................................      4,740,800
   5,000,000 Illinois State Sales Tax Refunding Revenue Bonds,
             Series Q,
             5.500%, 06/15/2020..................................      5,000,000
   5,000,000 Massachusetts State Water Resource Authority, Series
             B, (MBIA),
             5.000%, 12/01/2025..................................      4,711,800
   5,000,000 Metropolitan Pier & Exposition Authority, Illinois,
             State Tax Refunding Revenue Bonds, McCormick Place
             Exposition Project, Series A, (AMBAC),
             5.250%, 06/15/2027..................................      4,860,400
   5,000,000 Michigan State Hospital Finance Authority Refunding
             Revenue Bonds, Henry Ford Health System, Series A,
             5.250%, 11/15/2025..................................      4,920,250
   5,000,000 New Jersey State Transportation Fund Revenue Bonds,
             Series B,
             5.250%, 06/15/2016..................................      5,021,300

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
  $5,000,000 New York City, New York, Municipal Water Finance
             Authority, Water & Sewer System
             Revenue Bonds, Series B, (MBIA),
             5.500%, 06/15/2027.................................   $  5,019,650
   5,000,000 New York State Dormitory Authority, Montefiore
             Medical Center Refunding
             Revenue Bonds, FHA Insured,
             (AMBAC),
             5.250%, 02/01/2015.................................      5,033,600
   5,000,000 New York State Local Assistance Corp. Refunding
             Revenue Bonds, Series B,
             5.500%, 04/01/2021.................................      5,015,200
   5,000,000 New York State Medical Care Facilities Finance
             Agency Refunding Revenue Bonds, Presbyterian
             Hospital,
             Series A, (FHA),
             5.375%, 02/15/2025.................................      4,978,350
   5,000,000 Port Authority of New York
             & New Jersey, Revenue Bonds, Series 104, (AMBAC),
             5.200%, 07/15/2021.................................      4,952,450
   5,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
             (FGIC),
             5.500%, 10/01/2022.................................      5,041,050
   5,000,000 San Antonio, Texas, Electric
             & Gas Refunding Revenue Bonds,
             5.000%, 02/01/2014.................................      4,901,250
   5,000,000 Triborough Bridge & Tunnel Authority, New York,
             General Purpose Revenue Bonds, Series B,
             5.200%, 01/01/2022.................................      4,891,700
   5,000,000 Valdez, Alaska, Marine Terminal Refunding Revenue
             Bonds,
             BP Pipeline, Inc. Project,
             Series B,
             5.500%, 10/01/2028.................................      4,919,600
   5,000,000 Wisconsin State Transportation Refunding Revenue
             Bonds, Series B,
             5.500%, 07/01/2022.................................      5,022,350
                                                                   ------------
                                                                    108,622,700
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 16.92%
             ABN-AMRO BANK, NV
             -----------------
   5,000,000 Illinois Health Facilities
             Authority Revenue Bonds,
             Palos Community Hospital,
             Series B,
             4.100%, 12/01/2015+................................      5,000,000

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND -- (CONTINUED)

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (CONTINUED)
             MORGAN GUARANTY TRUST
             ---------------------
  $2,700,000 New York, New York, General Obligation Bonds,
             Subseries E2, 3.800%, 08/01/2021+..................   $  2,700,000
             NORTHERN TRUST COMPANY
             ----------------------
   4,000,000 Illinois Health Facilities
             Authority Revenue Bonds,
             Healthcorp Affiliates, Series A,
             3.850%, 11/01/2015+................................      4,000,000
             RABOBANK NEDERLAND
             ------------------
   5,000,000 Indiana Health Facilities
             Financing Authority Revenue Bonds, St. Anthony's
             Medical Center Project,
             4.100%, 12/01/2014+................................      5,000,000
             TORONTO DOMINION BANK, LTD.
             ---------------------------
   5,000,000 Wisconsin State Health Facilities Authority Revenue
             Bonds, Wheaton Franciscan Services, 3.950%,
             08/15/2016+........................................      5,000,000
                                                                   ------------
                                                                     21,700,000
                                                                   ------------
   SHARES
   ------
 OTHER INVESTMENTS -- 1.21%
   1,560,500 Dreyfus Tax-Exempt Cash Management Fund............      1,560,500
                                                                   ------------

TOTAL INVESTMENTS
(Cost $125,417,817*)...................................... 102.83% $131,883,200
OTHER ASSETS &
LIABILITIES (NET).........................................  (2.83)   (3,635,585)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $128,247,615
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC  --Financial Guaranty Insurance Corp.
FHA   --Federal Housing Authority.
MBIA  --Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 25% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- 82.81%
    $510,000 Alameda County, California, Tax & Revenue
             Anticipation Notes, General Obligation Bonds,
             4.250%, 07/01/1998.................................   $    511,795
     350,000 Alameda County, California, Transportation
             Authority, Sales Tax Revenue Bonds, (AMBAC),
             4.000%, 11/01/1998.................................        351,396
     105,000 Alameda County, California, Transportation
             Authority, Sales Tax Revenue Bonds, (FGIC), 5.200%,
             05/01/1999.........................................        107,385
     125,000 Anaheim, California, Electric Refunding Revenue
             Bonds, (AMBAC),
             4.750%, 10/01/2002.................................        128,300
     200,000 Antelope Valley, East Kern, California, Water
             Agency Refunding General Obligation Bonds, (AMBAC),
             4.500%, 08/01/2001.................................        203,372
     200,000 Bakersfield, California, City School District,
             Refunding General Obligation Bonds, (MBIA),
             5.000%, 08/01/2005.................................        208,272
     135,000 California Educational Facilities Authority, Santa
             Clara University Refunding Revenue Bonds, (MBIA),
             4.900%, 09/01/2006.................................        140,335
     150,000 California Educational Facilities Authority,
             Stanford University Refunding Revenue Bonds, Series
             J,
             5.900%, 11/01/2003.................................        160,347
     150,000 California Educational Facilities Authority, St.
             Mary's College Refunding Revenue Bonds,
             4.800%, 10/01/2002.................................        154,023
     225,000 California Health Facilities Financing Authority
             Revenue Bonds, Cedars-Sinai Medical Center, Series
             A, (MBIA),
             4.250%, 08/01/2003.................................        224,874
     200,000 California Industrial Urban Development Agency,
             Refunding Tax Allocation Bonds, (MBIA),
             4.300%, 05/01/2002.................................        201,900
     250,000 California State Department of Water Resources,
             Central Valley Project Refunding Revenue Bonds,
             Series L,
             8.000%, 12/01/2001.................................        287,927

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $375,000 California State Department of Water Resources
             Central Valley Project Refunding Revenue Bonds,
             Series S,
             4.250%, 12/01/1999..................................   $    378,075
     150,000 California State, General Obligation Bonds, (AMBAC),
             6.250%, 06/01/2004..................................        166,701
     300,000 California State, General Obligation Bonds,
             6.000%, 09/01/2001..................................        319,761
     230,000 California State, General Obligation Bonds,
             6.700%, 02/01/2004..................................        260,178
     250,000 California State Public Works Board, Lease Refunding
             Revenue Bonds, Department of Corrections, Series D,
             (MBIA),
             4.850%, 09/01/2008..................................        252,952
     300,000 California State Public Works Board, Lease Refunding
             Revenue Bonds, Secretary of State, Series A,
             6.750%, 12/01/2012..................................        340,635
     300,000 California State University, Institutional Lease
             Refunding Revenue Bonds, (AMBAC),
             5.500%, 06/01/2003..................................        320,880
     250,000 Central Coast Water Authority, California Refunding
             Revenue Bonds, State Water Project Regional
             Facilities, Series A, (AMBAC),
             4.375%, 10/01/2001..................................        253,668
     315,000 Central Coast Water Authority, California Refunding
             Revenue Bonds, State Water Project Regional
             Facilities, Series A, (AMBAC),
             6.000%, 10/01/2005..................................        350,712
     545,000 Chino Basin California Regional Financing Authority
             Revenue Bonds, Municipal Water District Sewer System
             Project, (AMBAC),
             7.000%, 08/01/2005..................................        639,203
     350,000 Contra Costa, California, Certificates of
             Participation, Capital Projects Program, (AMBAC),
             4.625%, 02/01/2007..................................        351,561
     550,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC),
             6.000%, 03/01/2007..................................        610,076

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $250,000 Escondido, California, School District, Series A,
             (FGIC),
             5.000%, 09/01/2008..................................   $    257,200
     400,000 Fairfield, California, Water Refunding Revenue
             Bonds, (AMBAC),
             4.700%, 04/01/2005..................................        409,652
     155,000 Fresno, California, Sewer Revenue Bonds, Series A-1,
             (AMBAC),
             4.800%, 09/01/2006..................................        159,989
     200,000 Los Angeles, California, Convention & Exhibition
             Center Authority, Refunding Certificates of
             Participation, (AMBAC),
             6.600%, 08/15/1999..................................        209,808
     250,000 Los Angeles, California, Department of Water &
             Power, Electrical Plant Refunding Revenue Bonds,
             (AMBAC),
             4.600%, 08/15/2006..................................        253,953
     305,000 Los Angeles, California, Harbor Department Refunding
             Revenue Bonds, Series C,
             4.875%, 11/01/2002..................................        316,239
     250,000 Los Angeles, California, Municipal Improvement
             Corporation, Equipment Real Estate Property,
             Certificates of Participation, (AMBAC),
             4.500%, 12/01/2001..................................        254,262
     250,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series A, (FSA),
             5.000%, 02/01/2001..................................        257,642
     150,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series A, (FSA),
             4.875%, 02/01/2006..................................        154,233
     500,000 Los Angeles, California, School District, Series A,
             (FGIC),
             4.400%, 07/01/2003..................................        502,240
     225,000 Los Angeles, California, State Building Authority
             Lease Refunding Revenue Bonds, California Department
             of General Services, Series A,
             4.400%, 05/01/1999..................................        226,672
     400,000 Los Angeles, California, State Building Authority
             Lease Refunding Revenue Bonds, California Department
             of General Services, Series A,
             5.600%, 05/01/2004..................................        427,172

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $250,000 Los Angeles, California, Wastewater Systems Revenue
             Bonds, Series A, (FGIC),
             6.000%, 02/01/2003..................................  $    271,173
     200,000 Los Angeles County, California, Public Works
             Financing Authority, Lease Refunding Revenue Bonds,
             Series A, (MBIA),
             6.000%, 09/01/2003..................................       218,578
     230,000 Los Angeles County, California, SCHS Regionalized
             Business Services Certificates of Participation,
             Local Educational Agencies, Series B, (MBIA),
             4.400%, 07/01/2003..................................       231,615
     100,000 Metropolitan Water District of Southern California,
             Refunding General Obligation Bonds,
             Series A1,
             5.000%, 03/01/2002..................................       103,929
     150,000 Metropolitan Water District of Southern California,
             Refunding General Obligation Bonds,
             Series A3,
             4.700%, 03/01/2000..................................       153,054
     400,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, Series A,
             7.000%, 07/01/2002..................................       448,496
     200,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, Series B, (MBIA),
             5.250%, 07/01/2007..................................       212,370
     200,000 Modesto, California, Irrigation District Financing
             Authority, Refunding Revenue Bonds, Series A,
             (MBIA),
             4.850%, 10/01/2001..................................       206,156
     250,000 Modesto, California, Irrigation District Financing
             Authority, Refunding Revenue Bonds, Series A,
             (MBIA),
             5.450%, 10/01/2007..................................       267,713
     350,000 MSR Public Power Agency, California, San Juan
             Project Refunding Revenue Bonds, Series F, (AMBAC),
             5.650%, 07/01/2003..................................       375,301
     250,000 Northern California Power Agency, Public Power
             Refunding Revenue Bonds, Geothermal Project, Series
             A, (AMBAC),
             5.500%, 07/01/2005..................................       267,710

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $250,000 Northern California Power Agency, Public Power
             Refunding Revenue Bonds, Geothermal Project, Series
             A, (AMBAC),
             5.600%, 07/01/2006..................................   $    270,448
     250,000 Novato, California, Refunding General Obligation
             Bonds,
             Series A, (MBIA),
             6.250%, 08/01/2007..................................        284,233
     175,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bonds, 1st Series,
             5.600%, 02/15/2002..................................        184,977
     300,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bond, 2nd Series,
             (FGIC),
             4.700%, 02/15/2005..................................        307,311
     100,000 Orange County, California, Municipal Water District,
             Water Facilities Corporation, Refunding Certificates
             of Participation, (MBIA),
             4.800%, 07/01/2003..................................        102,980
     255,000 Sacramento, California, City Financing Authority
             Lease Refunding Revenue Bonds, Series A, (AMBAC),
             5.050%, 11/01/2006..................................        266,128
     250,000 Sacramento, California, Municipal Utilities District
             Electric Refunding Revenue Bonds, Series Z, (FGIC),
             6.000%, 07/01/2001..................................        266,617
     200,000 Sacramento County, California, Public Facilities
             Project, Refunding Certificates of Participation,
             (MBIA),
             4.700%, 02/01/2003..................................        204,630
     250,000 Sacramento County, California, Public Facilities
             Project, Refunding Certificates of Participation,
             (MBIA),
             4.875%, 02/01/2005..................................        258,710
     400,000 Sacramento County, California, Sanitation District
             Financing Authority Revenue Bonds,
             5.500%, 12/01/2005..................................        428,760
     255,000 San Bernardino County, California, Transportation
             Authority Sales Tax Refunding Revenue Bonds, Series
             A, (MBIA),
             4.625%, 03/01/2005..................................        259,804

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $175,000 San Diego, California, Open Space Park Facilities
             District, Refunding General Obligation Revenue
             Bonds,
             5.500%, 01/01/2004.................................   $    187,782
     300,000 San Diego, California, Public Facilities Financing
             Authority, Sewer Revenue Bonds, Series B, (FGIC),
             5.000%, 05/15/2008.................................        309,726
     250,000 San Diego, California, Public Safety Communications
             Project, General Obligation Bonds,
             6.500%, 07/15/2008.................................        287,498
     215,000 San Diego, California, Regional Transportation
             Communication, Sales Tax Revenue Bonds, 2nd Series,
             Series A, (FGIC),
             6.250%, 04/01/2003.................................        236,455
     200,000 San Diego County, California, Regional
             Transportation Communication, Sales Tax Refunding
             Revenue Bonds, 2nd Series, Series A, (FGIC),
             5.500%, 04/01/2004.................................        214,426
     150,000 San Diego County, California, Regional
             Transportation Communication, Sales Tax Refunding
             Revenue Bonds, 2nd Series, Series A, (FGIC),
             5.200%, 04/01/2005.................................        158,481
     150,000 San Diego County, California, Regional
             Transportation Communication, Sales Tax Refunding
             Revenue Bonds, 2nd Series, Series A, (FGIC),
             5.250%, 04/01/2006.................................        158,853
      50,000 San Diego County, California, Water Authority,
             Water Revenue Certificates of Participation, Series
             A,
             6.250%, 05/01/2004.................................         54,047
      50,000 San Francisco, California, City & County Airport
             Communication, International Airport Refunding
             Revenue Bonds, 2nd Series,
             Issue 2, (MBIA),
             6.350%, 05/01/2000.................................         52,908
     325,000 San Francisco, California, City & County Public
             Utilities Communication, Water Refunding Revenue
             Bonds, Series A,
             6.500%, 11/01/2004.................................        366,993

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $225,000 San Francisco, California, City & County School
             District Facilities Improvements Project, Series C,
             (FGIC),
             6.000%, 06/15/1999.................................   $    232,832
     200,000 San Francisco, California, State Building Authority
             Lease Revenue Bonds, San Francisco Civic Center
             Complex, Series A, (AMBAC),
             4.125%, 12/01/2000.................................        201,232
     100,000 San Jose, California, Airport Refunding Revenue
             Bonds, (FGIC),
             5.500%, 03/01/2002.................................        105,562
     200,000 San Jose, California, Redevelopment Agency, Tax
             Allocation Bonds, Merged Area Redevelopment
             Project, (MBIA),
             4.750%, 08/01/2003.................................        206,466
     325,000 San Jose, California, Redevelopment Agency, Tax
             Allocation Bonds, Merged Area Redevelopment
             Project, (MBIA),
             5.375%, 08/01/2004.................................        347,175
     250,000 San Jose, California, Santa Clara County School
             District, Series A, (FGIC),
             4.400%, 08/01/2005.................................        250,645
     300,000 San Mateo County, California, JT Powers Authority
             Lease Revenue Bonds, San Mateo County Health Care
             Center, Series A, (FSA),
             5.600%, 07/15/2004.................................        322,374
     500,000 San Mateo County, California, Transportation
             Authority,
             Series A, (MBIA),
             4.200%, 06/01/2004.................................        499,400
     175,000 San Mateo County, California, Transportation
             District Sales
             Tax Revenue Bonds, Series A, (MBIA),
             5.000%, 06/01/1999.................................        178,470
     150,000 Santa Barbara County, California, Local
             Transportation Authority, Sales Tax Revenue Bonds,
             (FGIC),
             4.900%, 04/01/2006.................................        155,703
     300,000 Santa Clara County, California, Certificates of
             Participation, Technology Projects, Series A,
             5.000%, 05/15/2000.................................        305,817

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
    $300,000 Southern California Public Power Authority,
             Refunding Revenue Bonds, Palo Verde Project,
             Series A, (AMBAC),
             4.000%, 07/01/1998.................................   $    300,960
     200,000 Southern California Public Power Authority,
             Refunding Revenue Bonds, Palo Verde Project,
             Series A, (AMBAC),
             5.500%, 07/01/2004.................................        214,406
     200,000 Tri City, California, Hospital District Refunding
             Revenue Bonds, Series B, (MBIA),
             5.500%, 02/15/2000.................................        207,136
     300,000 University of California, Refunding Revenue Bonds,
             Multiple Purpose Projects,
             Series A, (MBIA),
             6.100%, 09/01/2000.................................        317,100
     150,000 University of California, Refunding Revenue Bonds,
             Series C, (AMBAC),
             4.600%, 09/01/2005.................................        152,384
     250,000 West & Central Basin Financing Authority,
             California Refunding Revenue Bonds, (AMBAC),
             5.500%, 08/01/2001.................................        263,108
                                                                   ------------
                                                                     22,232,022
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 13.56%
     350,000 Alameda County, California, Correctional Facility
             Improvements, Certificates of Participation,
             (MBIA),
             7.250%, 06/01/2013 (Prerefunded 12/01/2000)........        390,250
     200,000 California Health Facilities Financing Authority
             Revenue Bonds, (AMBAC),
             7.625%, 10/01/2015 (Prerefunded 10/01/1998)........        211,380
     260,000 California State Public Works Board, Lease
             Refunding Revenue Bonds, Various California State
             University Projects, Series A,
             6.625%, 10/01/2010 (Prerefunded 10/01/2002)........        292,978
     200,000 California State Public Works Board, Lease
             Refunding Revenue Bonds, Various California State
             University Projects, Series A,
             6.400%, 12/01/2016 (Prerefunded 12/01/2002)........        223,964

                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND -- (CONTINUED)


  PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (CONTINUED)
    $200,000 California State Public Works Board, Various
             University of California Projects, Lease Revenue
             Bonds, Series A, 6.600%, 12/01/2022 (Prerefunded
             12/01/2002)..........................................    $  225,708
     200,000 Concord, California, Redevelopment Agency, Tax
             Allocation Refunding Bonds, Series 3, (MBIA),
             8.000%, 07/01/2018 (Prerefunded 07/01/1998)..........       210,108
     250,000 Cupertino, California, Certificates of Participation,
             Open Space Acquisition Project,
             7.125%, 04/01/2016 (Prerefunded 04/01/2001)..........       279,000
     250,000 East Bay, California, Municipal Utilities District
             Wastewater Treatment System Revenue Bonds, (AMBAC),
             6.375%, 06/01/2021 (Prerefunded 12/01/2001)..........       276,158
     330,000 Los Angeles, California, Community Redevelopment
             Agency, Refunding Tax Allocation, North Hollywood,
             Series C, (MBIA),
             7.000%, 07/01/2005 (Prerefunded 07/01/1999)..........       353,546
     300,000 Los Angeles, California, Convention & Exhibition
             Center Authority Certificates of Participation,
             Series A,
             6.500%, 08/15/2021 (Prerefunded 08/15/1999)..........       314,175
     125,000 Los Angeles, California, Harbor Department Revenue
             Bonds, Series A,
             6.500%, 08/01/2025 (Prerefunded 08/01/02)............       139,793
     175,000 Los Angeles County, California, Transportation
             Communications Sales Tax Revenue Bonds,
             Series A,
             6.750%, 07/01/2019 (Prerefunded 07/01/2002)..........       197,309
     225,000 Los Angeles, California, Wastewater Systems Revenue
             Bonds, Series D, (MBIA),
             6.700%, 12/01/2021 (Prerefunded 12/01/2000)..........       247,223

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS --
  (CONTINUED)
    $100,000 Northern California Transmission Refunding Revenue
             Bonds, Ore Transportation Project, Series A, (MBIA),
             7.000%, 05/01/2024 (Prerefunded 05/01/2000).........    $  108,728
     150,000 Paramount, California, Redevelopment Agency
             Refunding Tax Allocation Bonds,
             7.350%, 08/01/2021 (Prerefunded 08/01/2001).........       169,927
                                                                    -----------
                                                                      3,640,247
                                                                    -----------
   SHARES
 -----------
 OTHER INVESTMENTS -- 2.77%
     374,840 Federated California Money Fund.....................       374,840
     367,916 Provident California Money Fund.....................       367,916
                                                                    -----------
                                                                        742,756
                                                                    -----------

TOTAL INVESTMENTS
(Cost $26,148,656*).........................................  99.14% $26,615,025
OTHER ASSETS &
LIABILITIES (NET)...........................................   0.86      231,595
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $26,846,620
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC  -- Financial Guaranty Insurance Corp.
FSA   -- Financial Security Assurance
MBIA  -- Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1997, approximately, 14% of the net assets are invested in municipal securities that have escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1997, approximately, 94% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Tax-Exempt Fund currently offers shares in six managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Tax-Exempt Money Fund, Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax- Exempt Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

  With regard to Tax-Exempt Money Fund, it is Excelsior Tax-Exempt Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

  (A) PORTFOLIO VALUATION:

    Tax-Exempt Money Fund: Securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund: Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

    The net asset value of the shares in Short-Term Tax-Exempt Securities Fund, Intermediate- Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt

  Fund and California Tax-Exempt Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Tax-Exempt Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (D) FEDERAL TAXES:

    It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1997, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                           EXPIRATION DATE MARCH 31,
                                 ---------------------------------------------
                                  2001    2002      2003     2005     TOTAL
                                 ------- ------- ---------- ------- ----------
   Tax-Exempt Money Fund........ $18,000 $31,000 $      --  $51,000 $  100,000
   Short-Term Tax-Exempt
    Securities Fund.............     --      --     637,000     --     637,000
   Intermediate-Term Tax-Exempt
    Fund........................     --      --   4,843,000     --   4,843,000
   New York Intermediate-Term
    Tax-Exempt Fund.............     --      --   1,450,000     --   1,450,000

    At September 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                      NET
                                      TAX BASIS     TAX BASIS      UNREALIZED
                                      UNREALIZED    UNREALIZED    APPRECIATION
                                     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                     ------------ -------------- --------------
   Tax-Exempt Money Fund...........  $       --      $    --      $       --
   Short-Term Tax-Exempt Securities
    Fund...........................      406,604          --          406,604
   Intermediate-Term Tax-Exempt
    Fund...........................   11,964,052      (62,216)     11,901,836
   New York Intermediate-Term Tax-
    Exempt Fund....................    4,562,236          --        4,562,236
   Long-Term Tax-Exempt Fund.......    6,465,383          --        6,465,383
   California Tax-Exempt Income
    Fund...........................      466,527         (158)        466,369

  (E) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Tax-Exempt Money Fund, .30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund, and .50% of the average daily net assets of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. Prior to May 15, 1997, U.S. Trust NY served as the Portfolios' investment adviser pursuant to investment advisory agreements substantially similar to those currently in effect for the Portfolios. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund, and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to May 15, 1997, U.S. Trust NY, CGFSC and FAS served as the Portfolios' administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. For the six months ended September 30, 1997, Administration fees charged by U.S. Trust CT were as follows:

Tax-Exempt Money Fund.................................................. $138,055
Short-Term Tax-Exempt Securities Fund..................................    5,258
Intermediate-Term Tax-Exempt Fund......................................   31,851
New York Intermediate-Term Tax-Exempt Fund.............................   14,509
Long-Term Tax-Exempt Fund..............................................   15,049
California Tax-Exempt Income Fund......................................    2,812

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Tax-Exempt Securities Fund to maintain an annual expense ratio of not more than .60%. For the six months ended September 30, 1997, no fees were waived or expenses reimbursed pursuant to this voluntary limitation. In addition, U.S. Trust has voluntarily agreed to temporarily waive fees necessary for the California Tax-Exempt Income Fund to maintain an annual expense ratio of not more than .50%. For the six months ended September 30, 1997, U.S. Trust waived investment advisory fees totaling $39,820 for California Tax-Exempt Income Fund.

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1997, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
Tax-Exempt Money Fund.................................  $259,352       $--
Short-Term Tax-Exempt Securities Fund.................    10,393        100
Intermediate-Term Tax-Exempt Fund.....................    53,318        224
New York Intermediate-Term Tax-Exempt Fund............    12,423        --
Long-Term Tax-Exempt Fund.............................    29,801        298
California Tax-Exempt Income Fund.....................    35,692        --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended September 30, 1997, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
Short-Term Tax-Exempt Securities Fund.................. $ 9,316,510 $ 9,101,364
Intermediate-Term Tax-Exempt Fund......................  50,806,200  49,753,000
New York Intermediate-Term Tax-Exempt Fund.............  34,863,003  14,372,320
Long-Term Tax-Exempt Fund..............................  78,542,640  64,269,330
California Tax-Exempt Income Fund......................  12,590,875     503,220

4. COMMON STOCK:

  Excelsior Tax-Exempt Fund currently has authorized capital of 14 billion shares of Common Stock representing interests in one of six separate investment portfolios. Authorized capital currently offered for each Portfolio is as follows: 1,500 million shares of Tax-Exempt Money Fund and 500 million shares each of Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, and California Tax-Exempt Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors. Since Tax-Exempt Money Fund has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amount shown below for such transactions.

                                                   TAX-EXEMPT MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/97         03/31/97
                                              ----------------  ---------------
Sold......................................... $ 1,940,184,748   $ 3,573,643,154
Issued as reinvestment of dividends..........         937,049         1,323,711
Redeemed.....................................  (1,894,669,203)   (3,471,948,696)
                                              ---------------   ---------------
Net Increase................................. $    46,452,594   $   103,018,169
                                              ===============   ===============

                                SHORT-TERM TAX-EXEMPT SECURITIES FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................    948,366  $  6,690,962   2,617,630  $ 18,422,170
Issued as reinvestment of
 dividends................      9,291        65,665      15,976       112,475
Redeemed.................. (1,255,357)   (8,866,040) (2,891,228)  (20,348,424)
                           ----------  ------------  ----------  ------------
Net Decrease..............   (297,700) $ (2,109,413)   (257,622) $ (1,813,779)
                           ==========  ============  ==========  ============
                                  INTERMEDIATE-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  2,573,684  $ 23,916,776   5,916,061  $ 53,851,557
Issued as reinvestment of
 dividends................     35,805       332,714      69,565       635,343
Redeemed.................. (2,877,640)  (26,675,037) (7,163,758)  (65,269,781)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (268,151) $ (2,425,547) (1,178,132) $(10,782,881)
                           ==========  ============  ==========  ============

                             NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  3,125,490  $ 26,843,988   2,768,339  $ 23,489,127
Issued as reinvestment of
 dividends................     26,130       225,898      24,174       204,804
Redeemed.................. (1,792,732)  (15,383,609) (2,104,494)  (17,736,590)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,358,888  $ 11,686,277     688,019  $  5,957,341
                           ==========  ============  ==========  ============
                                      LONG-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  2,624,875  $ 25,922,111   4,928,889  $ 46,839,960
Issued as reinvestment of
 dividends................     23,513       231,517      56,726       542,894
Redeemed.................. (1,275,270)  (12,429,289) (3,093,327)  (29,594,558)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,373,118  $ 13,724,339   1,892,288  $ 17,788,296
                           ==========  ============  ==========  ============

                                    CALIFORNIA TAX-EXEMPT INCOME FUND
                               ----------------------------------------------
                                 SIX MONTHS ENDED
                                     09/30/97          10/01/96* - 03/31/97
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
Sold.......................... 2,296,180  $16,129,715  2,037,537  $14,268,915
Issued as reinvestment of
 dividends....................       211        1,495         73          508
Redeemed......................  (437,698)  (3,088,715)  (132,710)    (931,434)
                               ---------  -----------  ---------  -----------
Net Increase.................. 1,858,693  $13,042,495  1,904,900  $13,337,989
                               =========  ===========  =========  ===========

--------
* Commencement of operations.

5. ORGANIZATION COSTS:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.